EMPOWER ANNUITY INSURANCE COMPANY

PRIAC VARIABLE CONTRACT ACCOUNT A

Empower Retirement Security Annuity VII

Supplement to Prospectus Dated May 1, 2023

Supplement dated October 5, 2023

This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for insurance products issued by Empower Annuity Insurance Company. If you would like another copy of the current Prospectus, please call 1-877-778-2100.

PROSPECTUS CHANGE

Empower Retirement Security Annuity VII is hereby closed to any new or additional Purchase Payments.

PLEASE RETAIN THIS SUPPLEMENT WITH OUR PROSPECTUS

2023-PROSUPP-7-ERSA VII